Disclosure of market risk (Details) - Price risk [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Sensitivity analysis, confidence interval	10.00%
Gold price [Member]
Statement [Line Items]
Sensitivity analysis, confidence interval	10.00%
Value at risk	$ 14,081	$ 14,084	$ 18,091
Silver price [Member]
Statement [Line Items]
Sensitivity analysis, confidence interval	10.00%
Value at risk	$ 0	$ 222	$ 938